Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 3,900	$ 1,471	$ 6,853
Accounts receivable
Oil, natural gas and natural gas liquid sales	47,365	74,527	15,701
Affiliates	14,689	4,695
Oil, natural gas and natural gas liquid sales-Affiliates		4,695
Joint interest owners and other	110,991	320	36,086
Other		320	2,640
Prepaid drilling advances	49,279
Derivative contracts	203	152
Other current assets	6,412	930	2,966
Total current assets	232,839	82,095	64,246
Long-term assets
Oil and natural gas properties, successful efforts method	2,429,892	1,876,951	325,380
Accumulated depreciation, depletion, amortization and impairment	(183,557)	(78,307)	(27,002)
Oil and natural gas properties, net	2,246,335	1,798,644	298,378
Other property and equipment, net	2,935	1,147
Deferred financing costs	4,417	2,710
Derivative assets		996
Other assets			459
Total assets	2,486,526	1,885,592	363,083
Current liabilities
Accounts payable and accrued liabilities	198,020	10,245	28,222
Accounts payable and accrued liabilities - Affiliates	7,748	183,820
Accounts payable-Affiliates		13,102
Accrued capital expenditures-Affiliates		151,763
Revenue payable	88,029		13,009
Revenue payable - Affiliates		18,955
Drilling advances	57,374		25,363
Derivative contracts	64,261	9,279
Asset retirement obligations	535		3
Total current liabilities	415,967	203,344	66,594
Noncurrent liabilities
Long-term debt	394,639	85,339	20,000
Deferred tax liabilities	299,662
Asset retirement obligations	12,876	10,769	2,242
Derivative contracts	18,901	1,371
Other	662
Total liabilities	1,142,707	300,823	88,836
Commitments and contingencies
Equity
Common stock, $0.001 par value; 800,000,000 shares authorized; 152,539,532 shares issued and outstanding at September 30, 2018	153
Preferred stock, $0.001 par value; 50,000,000 shares authorized; no shares issued and outstanding at September 30, 2018
Additional paid-in capital	1,643,431
Accumulated deficit	(299,765)
Members' equity		1,584,769	274,247
Total equity	1,343,819	1,584,769
Total liabilities and equity	$ 2,486,526	$ 1,885,592	$ 363,083